Label	Element	Value
Lazard Opportunistic Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lazard Opportunistic Strategies Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). Investors transacting in Institutional or R6 shares through a financial intermediary acting as a broker in an agency capacity may be required to pay a commission directly to the broker.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 227% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	227.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio utilizes an asset allocation strategy to invest in a global portfolio of uncorrelated assets that can include exposure, through underlying vehicles, to stocks, bonds, commodities and other investments.

The Portfolio invests primarily in exchange-traded open-end management investment companies (“ETFs”) and similar products, which generally pursue a passive index-based strategy, as well as actively managed closed-end management investment companies (“closed-end funds”) and exchange-traded notes (“ETNs” and collectively with ETFs and closed-end funds, “Underlying Funds”). ETFs and ETNs in which the Portfolio may invest include both ETFs and ETNs designed to correlate directly with an index and ETFs and ETNs designed to correlate inversely with an index and may include actively-managed ETFs. The Portfolio, through Underlying Funds in which it invests, may invest in non-US companies (including those in emerging markets), and the Portfolio also may invest directly in equity and debt securities in addition to its investments in Underlying Funds. The Portfolio’s investment portfolio is concentrated in a relatively small number of holdings (generally 10 to 30). Investors can invest directly in Underlying Funds and do not need to invest in Underlying Funds through mutual funds or separately managed accounts.

The Portfolio may, but is not required to (1) enter into equity, total return and currency swap agreements; futures contracts and options on futures contracts (including with respect to index and commodities); and forward currency contracts; and (2) write put and covered call options on securities (including ETFs and ETNs), indexes and currencies, in each case for hedging purposes or to seek to increase returns, including as a substitute for purchasing an Underlying Fund.

The Portfolio may, but is not required to, effect short sales of securities. A short sale involves the sale of a security that the Portfolio does not own in the expectation of purchasing the same security (or a security exchangeable therefor) at a later date and at a lower price and profiting from the price decline. Similarly, when taking short positions with respect to securities through investments in derivative instruments, the Investment Manager is expecting the value of such securities to fall during the period of the Portfolio’s investment exposure.

Although the Portfolio is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), it may invest in a smaller number of issuers than other, more diversified, investment portfolios.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of a market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Underlying Funds Risk. Shares of ETFs and closed-end funds in which the Portfolio invests may trade at prices that vary from their net asset values, sometimes significantly. The shares of ETFs and closed-end funds may trade at prices at, below or above their most recent net asset value. Shares of closed-end funds, in particular, frequently trade at persistent discounts to their net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. ETNs may not trade in the secondary market, but typically are redeemable by the issuer. The Portfolio’s investments in Underlying Funds are subject to the risks of Underlying Funds’ investments, as well as to the general risks of investing in Underlying Funds. Portfolio shares will bear not only the Portfolio’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of the ETFs and closed-end funds in which the Portfolio invests. While ETNs do not have management fees, they are subject to certain investor fees. ETNs are debt securities that, like ETFs, typically are listed on exchanges and their terms generally provide for a return that tracks specified market indexes. However, unlike ETFs and closed-end funds, ETNs are not registered investment companies and thus are not regulated under the 1940 Act. In addition, as debt securities, ETNs are subject to the additional risk of the creditworthiness of the issuer. ETNs typically do not make periodic interest payments.

The Portfolio may be limited by the 1940 Act in the amount of its assets that may be invested in ETFs and closed-end funds unless an ETF or a closed-end fund has received an exemptive order from the Securities and Exchange Commission on which the Portfolio may rely or an exemption is available.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Emerging Market Risk. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Fixed-Income and Debt Securities Risk. The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices. Risks associated with rising interest rates are heightened given that the Federal Reserve has raised the federal funds rate several times in recent periods and may continue to increase rates in the future.

The Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering the Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Focused Investing Risk. The Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

Short Position Risk. Short positions may involve substantial risks. If a short position appreciates in value during the period of the Portfolio’s investment, there will be a loss to the Portfolio that could be substantial. Short positions involve more risk than long positions because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs. However, the Portfolio’s potential loss on a short position is unlimited because, theoretically, there is no limit to the potential price increase of a security.

Derivatives and Hedging Risk. Derivatives transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Over-the-counter swap agreements, forward currency contracts, over-the-counter options on securities (including options on ETFs and ETNs), indexes and currencies and other over-the-counter derivatives transactions are subject to the risk of default by the counterparty and can be illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related index, commodity, interest rate, currency, security or other reference asset. As such, a small investment could have a potentially large impact on the Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

High Portfolio Turnover Risk. The Portfolio’s investment strategy may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to the Portfolio buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high transaction costs and an increase in taxable capital gains distributions to the Portfolio’s shareholders, which will reduce returns to shareholders.

Securities Selection Risk. Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Year-by-Year Total Returns for Institutional Shares As of 12/31
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Opportunistic Strategies Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of broad measures of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in Lazard Opportunistic Strategies Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Global Asset Allocation Blended Index is rebalanced quarterly and is a blended index constructed by the Investment Manager that is comprised of 60% MSCI World Index and 40% Bloomberg Barclays US Aggregate Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 823-6300
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lazardassetmanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:
Q2 09	14.66%

Worst Quarter:
Q4 18	-12.77%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.77%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2018)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expense, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2018) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

The Global Asset Allocation Blended Index is rebalanced quarterly and is a blended index constructed by the Investment Manager that is comprised of 60% MSCI World Index and 40% Bloomberg Barclays US Aggregate Index.

Lazard Opportunistic Strategies Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	468
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	817
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,801
Annual Return 2009	rr_AnnualReturn2009	21.21%
Annual Return 2010	rr_AnnualReturn2010	14.58%
Annual Return 2011	rr_AnnualReturn2011	(3.28%)
Annual Return 2012	rr_AnnualReturn2012	9.16%
Annual Return 2013	rr_AnnualReturn2013	12.22%
Annual Return 2014	rr_AnnualReturn2014	4.40%
Annual Return 2015	rr_AnnualReturn2015	(3.80%)
Annual Return 2016	rr_AnnualReturn2016	5.36%
Annual Return 2017	rr_AnnualReturn2017	17.74%
Annual Return 2018	rr_AnnualReturn2018	(12.72%)
1 Year	rr_AverageAnnualReturnYear01	(12.72%)
5 Years	rr_AverageAnnualReturnYear05	1.69%
10 Years	rr_AverageAnnualReturnYear10	5.99%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	2.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2008
Lazard Opportunistic Strategies Portfolio | Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.06%)
5 Years	rr_AverageAnnualReturnYear05	0.12%
10 Years	rr_AverageAnnualReturnYear10	4.65%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	1.62%
Lazard Opportunistic Strategies Portfolio | Institutional Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.85%)
5 Years	rr_AverageAnnualReturnYear05	0.86%
10 Years	rr_AverageAnnualReturnYear10	4.10%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	1.90%
Lazard Opportunistic Strategies Portfolio | Institutional Shares | MSCI World Index (reflects no deduction for fees, expense or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.71%)
5 Years	rr_AverageAnnualReturnYear05	4.56%
10 Years	rr_AverageAnnualReturnYear10	9.67%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	4.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2008
Lazard Opportunistic Strategies Portfolio | Institutional Shares | Global Asset Allocation Blended Index (reflects no deduction for fees, expense or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.99%)
5 Years	rr_AverageAnnualReturnYear05	3.88%
10 Years	rr_AverageAnnualReturnYear10	7.48%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	4.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2008
Lazard Opportunistic Strategies Portfolio | Open Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.97%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	4.59%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.95%	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.64%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 167
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,119
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,080
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,516
1 Year	rr_AverageAnnualReturnYear01	(13.05%)
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	5.60%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	2.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
Lazard Opportunistic Strategies Portfolio | Open Shares | MSCI World Index (reflects no deduction for fees, expense or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.71%)
5 Years	rr_AverageAnnualReturnYear05	4.56%
10 Years	rr_AverageAnnualReturnYear10	9.67%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	4.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
Lazard Opportunistic Strategies Portfolio | Open Shares | Global Asset Allocation Blended Index (reflects no deduction for fees, expense or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.99%)
5 Years	rr_AverageAnnualReturnYear05	3.88%
10 Years	rr_AverageAnnualReturnYear10	7.48%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	4.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
Lazard Opportunistic Strategies Portfolio | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[3]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%	[2]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	468
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	817
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,801
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2018) reflect the performance of the Portfolio’s Institutional Shares.
1 Year	rr_AverageAnnualReturnYear01	(12.72%)
5 Years	rr_AverageAnnualReturnYear05	1.69%
10 Years	rr_AverageAnnualReturnYear10	5.99%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	2.94%
Lazard Opportunistic Strategies Portfolio | R6 Shares | MSCI World Index (reflects no deduction for fees, expense or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.71%)
5 Years	rr_AverageAnnualReturnYear05	4.56%
10 Years	rr_AverageAnnualReturnYear10	9.67%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	4.66%
Lazard Opportunistic Strategies Portfolio | R6 Shares | Global Asset Allocation Blended Index (reflects no deduction for fees, expense or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.99%)
5 Years	rr_AverageAnnualReturnYear05	3.88%
10 Years	rr_AverageAnnualReturnYear10	7.48%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	4.64%

[1]	Reflects a contractual agreement by Lazard Asset Management LLC (the "Investment Manager") to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2020, to the extent Total Annual Portfolio Operating Expenses exceed 1.02%, 1.27% and 1.02% of the average daily net assets of the Portfolio's Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds" and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund's Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
[2]	Excluding Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 1.02%, 1.27% and 1.02% of the Portfolio's Institutional Shares, Open Shares and R6 Shares, respectively.
[3]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.